MANAGEMENT PLANS AND LIQUIDITY (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 11, 2016	Mar. 01, 2017	Feb. 28, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Cash					$ 11,700,000
Working Capital					5,700,000
Impairment of Oil and Gas Properties					4,718,000	$ 24,478,000
Credit Agreement [Member] | Senior Debt Obligations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from Issuance of Secured Debt					31,000,000
Additional Proceeds From Issuance Of Secured Debt	$ 6,000,000			$ 25,000,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 50,000,000
Subsequent Event [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Cash		$ 9,000,000					$ 0
Additional Proceeds From Issuance Of Secured Debt			$ 7,100,000
Proceeds from Issuance or Sale of Equity		$ 18,600,000	$ 0